Financial assets at fair value through profit or loss - Summary of trading assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [table]
Trading assets	€ 51,381	€ 51,356
Debt Securities [member]
Disclosure of fair value measurement of assets [table]
Trading assets	5,319	5,183
Equity securities [member]
Disclosure of fair value measurement of assets [table]
Trading assets	17,566	7,809
Derivatives [member]
Disclosure of fair value measurement of assets [table]
Trading assets	19,764	27,238
Loans and receivables [member]
Disclosure of fair value measurement of assets [table]
Trading assets	€ 8,733	€ 11,126